Average Annual Total Returns		12 Months Ended	27 Months Ended
	Feb. 27, 2026	Dec. 31, 2025	Dec. 31, 2025
Share Class
Prospectus [Line Items]
Average Annual Return, Percent		15.41%	19.14%
Performance Inception Date	Sep. 26, 2023
Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.59%	18.33%
Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.23%	14.63%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	24.83%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.70%	17.39%
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	6.72%